UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05931

Nuveen New York Performance Plus Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:         12/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen New York Performance Plus Municipal Fund, Inc. (NNP)
	December 31, 2014

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS 146.4% (100.0% of Total Investments)

	MUNICIPAL BONDS – 144.7% (98.8% of Total Investments)

	Consumer Discretionary – 0.3% (0.2% of Total Investments)
$ 685	New York City Industrial Development Agency, New York, Liberty Revenue Bonds,	9/15 at 100.00	BBB	$ 697,583
	IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35
	Consumer Staples – 3.1% (2.1% of Total Investments)
1,000	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed	6/16 at 100.00	B	999,610
	Bonds, Refunding Series 2006A-2, 5.250%, 6/01/26
1,450	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed	6/16 at 100.00	B	1,226,076
	Bonds, Series 2006A-3, 5.000%, 6/01/35
175	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001,	6/15 at 100.00	A1	175,236
	5.250%, 6/01/25
470	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003,	6/15 at 100.00	A1	469,995
	5.750%, 6/01/33
90	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed	6/15 at 100.00	A1	88,099
	Bonds, Series 2001A, 5.200%, 6/01/25
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
1,855	4.750%, 6/01/22	6/16 at 100.00	BBB–	1,855,000
930	5.000%, 6/01/26	6/16 at 100.00	BB–	930,651
500	5.000%, 6/01/34	6/16 at 100.00	B	417,040
1,580	5.125%, 6/01/42	6/16 at 100.00	B	1,323,771
8,050	Total Consumer Staples			7,485,478
	Education and Civic Organizations – 25.8% (17.6% of Total Investments)
655	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series	7/17 at 100.00	BBB	679,995
	2007A, 5.000%, 7/01/31
925	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	BB+	929,033
	Schools, Series 2007A, 5.000%, 4/01/37
1,000	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	1/20 at 100.00	BBB–	1,181,860
	Bonds, Barclays Center Project, Series 2009, 6.375%, 7/15/43
1,630	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds,	12/20 at 100.00	B	1,696,113
	Enterprise Charter School Project, Series 2011A, 7.500%, 12/01/40
90	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure	5/16 at 100.00	BBB–	93,206
	University, Series 2006, 5.000%, 5/01/23
2,815	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series	7/17 at 100.00	N/R	2,907,726
	2007A, 5.000%, 7/01/41 – RAAI Insured
2,120	Dormitory Authority of the State of New York, General Revenue Bonds, New York University,	No Opt. Call	AA–	2,540,714
	Series 2001-1, 5.500%, 7/01/20 – AMBAC Insured
870	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University,	7/23 at 100.00	A–	970,990
	Series 2013A, 5.000%, 7/01/44
1,000	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of	No Opt. Call	AA–	1,197,040
	Technology, Series 2007, 5.250%, 7/01/29 – FGIC Insured
1,215	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/15 at 100.00	Aa2	1,240,260
	Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/22 at 100.00	Aa2	1,143,170
	Facilities, Series 2012A, 5.000%, 7/01/37
2,615	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/23 at 100.00	Aa3	3,126,102
	Facilities, Series 2013A, 5.000%, 7/01/27
2,500	Dormitory Authority of the State of New York, Revenue Bonds, Columbia University, Series	4/21 at 100.00	AAA	2,876,175
	2011A, 5.000%, 10/01/41
2,100	Dormitory Authority of the State of New York, Revenue Bonds, Marymount Manhattan College,	7/19 at 100.00	Baa2	2,227,092
	Series 2009, 5.250%, 7/01/29
875	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series	7/20 at 100.00	A–	994,035
	2010, 5.250%, 7/01/30
5,000	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2007,	7/17 at 100.00	AA–	5,471,800
	5.000%, 7/01/32 – AMBAC Insured
290	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	7/19 at 100.00	AA–	325,937
	2009A, 5.000%, 7/01/39
7,000	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell	7/20 at 100.00	Aa1	7,984,900
	University, Series 2010A, 5.000%, 7/01/40
640	Dormitory Authority of the State of New York, Revenue Bonds, St. Joseph’s College, Series	7/20 at 100.00	Baa3	694,426
	2010, 5.250%, 7/01/35
925	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bard	8/17 at 100.00	Ba1	922,438
	College Project, Series 2007-A2, 4.500%, 8/01/36
3,880	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bard	8/17 at 100.00	Ba1	3,929,586
	College Refunding, Series 2007-A1, 5.000%, 8/01/46
630	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Adelphi University	9/23 at 100.00	A	709,367
	Project, Series 2013, 5.000%, 9/01/38
1,885	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Molloy College	7/19 at 100.00	BBB	2,111,841
	Project, Series 2009, 5.750%, 7/01/39
1,260	Madison County Capital Resource Corporation, New York, Revenue Bonds, Colgate University	7/20 at 100.00	AA	1,421,293
	Project, Series 2010A, 5.000%, 7/01/40
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball
	Stadium Project, Series 2006:
2,515	5.000%, 1/01/39 – AMBAC Insured	1/17 at 100.00	BB+	2,599,806
2,300	4.750%, 1/01/42 – AMBAC Insured	1/17 at 100.00	BB+	2,349,036
400	5.000%, 1/01/46 – AMBAC Insured	1/17 at 100.00	BB+	412,548
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium
	Project, Series 2006:
3,855	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB	3,908,276
1,000	4.750%, 3/01/46 – NPFG Insured	9/16 at 100.00	AA–	1,021,890
420	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic	10/17 at 100.00	BBB	439,278
	College, Series 2007, 5.000%, 10/01/27
1,750	St. Lawrence County Industrial Development Agency Civic Development Corporation, New York,	3/22 at 100.00	A3	1,940,190
	Revenue Bonds, Clarkson University Project, Series 2012A, 5.000%, 9/01/41
1,425	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute,	9/20 at 100.00	A–	1,568,555
	Series 2010A, 5.125%, 9/01/40
660	Yonkers Industrial Development Agency, New York, Civic Facility Revenue Bonds, Sarah Lawrence	6/19 at 100.00	BBB	731,089
	College Project, Series 2001A Remarketed, 6.000%, 6/01/41
57,245	Total Education and Civic Organizations			62,345,767
	Financials – 4.6% (3.2% of Total Investments)
6,495	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue,	No Opt. Call	A	7,843,362
	Series 2005, 5.250%, 10/01/35
2,740	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue,	No Opt. Call	A	3,408,971
	Series 2007, 5.500%, 10/01/37
9,235	Total Financials			11,252,333
	Health Care – 12.6% (8.6% of Total Investments)
1,000	Dormitory Authority of the State of New York , Revenue Bonds, NYU Hospitals Center, Refunding	7/17 at 100.00	A–	1,052,640
	Series 2007A, 5.000%, 7/01/36
1,235	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	AA–	1,239,767
	Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured
1,700	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	AA–	1,706,494
	Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured
350	Dormitory Authority of the State of New York, Highland Hospital of Rochester Revenue Bonds,	7/20 at 100.00	A2	393,082
	Series 2010, 5.000%, 7/01/26
	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group
	Revenue Bonds, Series 2008:
2,210	6.500%, 12/01/21	12/18 at 100.00	Ba1	2,529,367
1,205	6.125%, 12/01/29	12/18 at 100.00	Ba1	1,339,141
2,495	6.250%, 12/01/37	12/18 at 100.00	Ba1	2,755,054
5,590	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer	7/16 at 100.00	AA	5,884,705
	Center, Series 2006, 5.000%, 7/01/35 (UB)
935	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	2/15 at 100.00	AA	941,526
	Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured
1,800	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish	11/16 at 100.00	A	1,910,934
	Obligated Group, Series 2005A, 5.000%, 11/01/34
3,750	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series	7/20 at 100.00	A–	4,335,000
	2011A, 6.000%, 7/01/40
500	Dutchess County Local Development Corporation, New York, Revenue Bonds, Health Quest System	7/20 at 100.00	A–	570,325
	Inc, Series 2010A, 5.750%, 7/01/30
	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida
	Health System, Series 2007A:
710	5.250%, 2/01/27	2/17 at 100.00	BB+	729,546
625	5.500%, 2/01/32	2/17 at 100.00	BB+	640,894
2,730	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health	7/21 at 100.00	BBB+	3,019,708
	Services of Long Island Obligated Group Project, Refunding Series 2011, 5.000%, 7/01/28
1,100	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital,	1/15 at 100.00	B+	1,102,024
	Series 2001A, 7.125%, 7/01/31
290	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital,	1/15 at 100.00	B+	290,534
	Series 2001B, 7.125%, 7/01/31
28,225	Total Health Care			30,440,741
	Housing/Multifamily – 2.6% (1.8% of Total Investments)
5	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/15 at 100.00	AA+	5,016
	Series 2002A, 5.500%, 11/01/34 (Alternative Minimum Tax)
345	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/20 at 100.00	AA+	365,910
	Series 2010D-1A, 5.000%, 11/01/42
2,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2007B,	11/17 at 100.00	Aa2	2,071,040
	5.300%, 11/01/37 (Alternative Minimum Tax)
2,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2010A,	5/20 at 100.00	Aa2	2,129,180
	5.000%, 11/01/42
690	New York State Housing Finance Agency, Affordable Housing Revenue, Series 2007A, 5.250%,	11/17 at 100.00	Aa2	711,356
	11/01/38 (Alternative Minimum Tax)
970	New York State Housing Finance Agency, Secured Mortgage Program Multifamily Housing Revenue	2/15 at 100.00	Aa1	972,425
	Bonds, Series 1999I, 6.200%, 2/15/20 (Alternative Minimum Tax)
6,010	Total Housing/Multifamily			6,254,927
	Housing/Single Family – 0.9% (0.6% of Total Investments)
2,230	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 130, 4.650%,	4/15 at 100.00	Aa1	2,236,489
	4/01/27 (Alternative Minimum Tax)
	Industrials – 2.3% (1.5% of Total Investments)
220	Build New York City Resource Corporation, New York, Solid Waste Disposal Revenue Bonds, Pratt	1/25 at 100.00	N/R	227,704
	Paper NY, Inc. Project, Series 2014, 5.000%, 1/01/35 (Alternative Minimum Tax)
5,020	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	5,230,238
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44
5,240	Total Industrials			5,457,942
	Long-Term Care – 3.5% (2.4% of Total Investments)
1,070	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of	2/17 at 103.00	AA+	1,136,789
	Westchester Project, Series 2006, 5.200%, 2/15/41
645	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens	11/16 at 100.00	Ba3	646,129
	Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31
	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005:
50	5.125%, 7/01/30 – ACA Insured	7/15 at 100.00	N/R	50,276
425	5.000%, 7/01/35 – ACA Insured	7/15 at 100.00	N/R	426,666
1,615	East Rochester Housing Authority, New York, Senior Living Revenue Bonds, Woodland Village	8/16 at 101.00	N/R	1,644,603
	Project, Series 2006, 5.500%, 8/01/33
1,295	Erie County Industrial Development Agency, New York, Revenue Bonds, Orchard Park CCRC Inc.	11/16 at 100.00	N/R	1,321,845
	Project, Series 2006A, 6.000%, 11/15/36
140	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	1/15 at 100.00	N/R	140,300
	Needs Facilities Pooled Program, Series 2000, 8.125%, 7/01/19
495	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	1/15 at 100.00	N/R	499,618
	Needs Facilities Pooled Program, Series 2001A-1, 7.250%, 7/01/16
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special
	Needs Facilities Pooled Program, Series 2008A-1:
1,525	5.500%, 7/01/18	7/16 at 101.00	N/R	1,509,460
755	5.800%, 7/01/23	7/16 at 101.00	N/R	744,619
340	Suffolk County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/16 at 101.00	N/R	343,801
	Needs Facilities Pooled Program, Series 2008-B1, 5.800%, 7/01/23
8,355	Total Long-Term Care			8,464,106
	Tax Obligation/General – 14.6% (10.0% of Total Investments)
10,000	New York City, New York, General Obligation Bonds, Fiscal 2007 Series D-1, 5.125%, 12/01/26 (UB)	12/17 at 100.00	AA	11,236,600
400	New York City, New York, General Obligation Bonds, Fiscal 2009 Series E, 5.000%, 8/01/28	8/19 at 100.00	AA	457,568
3,000	New York City, New York, General Obligation Bonds, Fiscal 2014 Series A-1, 5.000%, 8/01/26	8/23 at 100.00	AA	3,572,910
5,000	New York City, New York, General Obligation Bonds, Fiscal 2015 Series B, 5.000%, 8/01/30	8/24 at 100.00	AA	5,944,300
5	New York City, New York, General Obligation Bonds, Fiscal Series 2004C, 5.250%, 8/15/16	2/15 at 100.00	AA	5,021
50	New York City, New York, General Obligation Bonds, Fiscal Series 2005F-1, 5.000%, 9/01/19 –	9/15 at 100.00	AA	51,589
	SYNCORA GTY Insured
6,400	New York City, New York, General Obligation Bonds, Fiscal Series 2006J-1, 5.000%, 6/01/25 (UB)	6/16 at 100.00	AA	6,802,752
1,915	New York City, New York, General Obligation Bonds, Subseries G-1 Fiscal Series 2012,	No Opt. Call	AA	2,243,748
	5.000%, 4/01/28
3,125	New York City, New York, General Obligation Bonds, Tender Option Bond Trust 3324, 18.395%,	No Opt. Call	AA	5,114,750
	3/01/21 (IF) (4)
29,895	Total Tax Obligation/General			35,429,238
	Tax Obligation/Limited – 28.9% (19.7% of Total Investments)
2,500	Dormitory Authority of the State of New York, Revenue Bonds, State University Educational	No Opt. Call	AA	2,716,000
	Facilities, Series 1993A, 5.875%, 5/15/17 – FGIC Insured
980	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General	3/21 at 100.00	AAA	1,112,026
	Purpose Series 2011C, 5.000%, 3/15/41
1,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General	No Opt. Call	AAA	1,150,530
	Purpose Series 2012D, 5.000%, 2/15/33
2,580	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General	3/24 at 100.00	AAA	2,955,390
	Purpose Series 2014C. Group C, 5.000%, 3/15/44
1,590	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2014A,	No Opt. Call	AAA	1,860,109
	5.000%, 3/15/44
4,700	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	5,439,686
	2011A, 5.750%, 2/15/47
500	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%, 2/15/47	2/17 at 100.00	A	532,880
2,175	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,	No Opt. Call	AA	2,519,281
	Series 2002A, 5.750%, 7/01/18
1,680	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003,	1/15 at 100.00	A–	1,689,710
	5.500%, 1/01/34
3,100	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	AA	3,329,245
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
1,870	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	No Opt. Call	AA	2,170,584
	Series 2013S-1, 5.000%, 7/15/31
1,915	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	2/22 at 100.00	AAA	2,193,881
	Fiscal 2012 Series E-1, 5.000%, 2/01/37
1,570	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	No Opt. Call	AAA	1,849,962
	Fiscal 2013 Series F-1, 5.000%, 2/01/29
3,900	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	5/23 at 100.00	AAA	4,475,835
	Fiscal 2013 Series I, 5.000%, 5/01/38
2,600	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	2/24 at 100.00	AAA	3,029,806
	Fiscal 2014 Series D-1, 5.000%, 2/01/35
2,400	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Tender	5/19 at 100.00	AAA	3,296,520
	Option Bond Trust 3545, 13.963%, 5/01/32 (IF)
2,500	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds,	11/20 at 100.00	AAA	2,972,800
	Subordinate Lien Series 2011C, 5.500%, 11/01/35
1,000	New York City, New York, Educational Construction Fund, Revenue Bonds, Series 2011A,	4/21 at 100.00	AA–	1,191,070
	5.750%, 4/01/41
5,000	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds,	12/17 at 100.00	AAA	5,543,650
	Series 2008A, 5.000%, 12/15/27 (UB)
865	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series	10/15 at 100.00	AA+	895,232
	2005B, 5.000%, 4/01/21 – AMBAC Insured
2,800	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007,	10/17 at 100.00	AA+	3,082,548
	5.000%, 4/01/27
5,600	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2005B, 5.500%,	No Opt. Call	AA+	6,737,696
	4/01/20 – AMBAC Insured (UB) (4)
1,600	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2010A,	9/20 at 100.00	AAA	1,868,896
	5.000%, 3/15/29
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
16,000	0.000%, 8/01/43 – NPFG Insured	No Opt. Call	AA–	2,553,120
11,250	0.000%, 8/01/45 – NPFG Insured	No Opt. Call	AA–	1,578,825
2,505	Sales Tax Asset Receivable Corporation of New York City, New York, Sales Tax Asset Revenue	10/24 at 100.00	AAA	3,081,150
	Bonds, Fiscal 2015 Series A, 5.000%, 10/15/29
84,180	Total Tax Obligation/Limited			69,826,432
	Transportation – 9.8% (6.7% of Total Investments)
2,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2010D,	11/20 at 100.00	AA–	2,228,080
	5.000%, 11/15/34
2,000	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx	10/17 at 102.00	N/R	739,600
	Parking Development Company, LLC Project, Series 2007, 5.875%, 10/01/46 (6)
2,585	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	6/15 at 100.00	BB	2,590,532
	British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)
1,550	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	1/16 at 100.00	A3	1,621,377
	Terminal One Group JFK Project, Series 2005, 5.500%, 1/01/24 (Alternative Minimum Tax)
1,420	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade	11/21 at 100.00	A+	1,578,827
	Center Project, Series 2011, 5.000%, 11/15/44
6,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	9/24 at 100.00	AA–	7,136,100
	Eighty-Forth Series 2014, 5.000%, 9/01/33
770	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AA	1,064,448
	Eighth Series 2008, Trust 2920, 17.814%, 8/15/32 – AGM Insured (IF)
1,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Sixty Sixth	1/21 at 100.00	AA–	1,128,250
	Series 2011, 5.000%, 1/15/41
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC Project, Eighth Series 2010:
520	6.500%, 12/01/28	12/15 at 100.00	BBB	545,620
2,500	6.000%, 12/01/36	12/20 at 100.00	BBB	2,918,500
1,750	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue	No Opt. Call	AA–	2,174,725
	Refunding Bonds, Tender Option Bond Trust 1184, 9.395%, 5/15/16 (IF)
22,095	Total Transportation			23,726,059
	U.S. Guaranteed – 15.6% (10.6% of Total Investments) (5)
8,500	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Lukes Roosevelt	8/15 at 100.00	N/R (5)	8,749,815
	Hospital, Series 2005, 4.900%, 8/15/31 (Pre-refunded 8/15/15)
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds,
	Series 2005F:
655	5.000%, 3/15/21 (Pre-refunded 3/15/15) – AGM Insured	3/15 at 100.00	Aa1 (5)	661,589
35	5.000%, 3/15/21 (Pre-refunded 3/15/15) – AGM Insured	3/15 at 100.00	AAA	35,352
635	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University,	10/15 at 100.00	A (5)	657,930
	Civic Facility Project, Series 2005, 5.000%, 10/01/35 (Pre-refunded 10/01/15)
5,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1998A,	10/15 at 100.00	AA+ (5)	5,163,750
	4.500%, 4/01/18 (Pre-refunded 10/01/15) – FGIC Insured
4,530	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds,	7/15 at 100.00	AA+ (5)	4,637,588
	New York Housing Authority Program, Series 2005A, 5.000%, 7/01/25 (Pre-refunded 7/01/15) –
	NPFG Insured (UB) (4)
2,950	New York City, New York, General Obligation Bonds, Fiscal Series 2005F-1, 5.000%, 9/01/19	9/15 at 100.00	Aa2 (5)	3,045,580
	(Pre-refunded 9/01/15) – SYNCORA GTY Insured
	New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic
	Development and Housing, Series 2006A:
175	5.000%, 3/15/36 (Pre-refunded 9/15/15)	9/15 at 100.00	N/R (5)	181,011
1,855	5.000%, 3/15/36 (Pre-refunded 9/15/15)	9/15 at 100.00	AAA	1,918,719
135	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series	10/15 at 100.00	N/R (5)	139,926
	2005B, 5.000%, 4/01/21 (Pre-refunded 10/01/15) – AMBAC Insured
	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds,
	Series 2005B:
255	5.000%, 3/15/30 (Pre-refunded 3/15/15) – AGM Insured	3/15 at 100.00	Aa1 (5)	257,540
1,045	5.000%, 3/15/30 (Pre-refunded 3/15/15) – AGM Insured	3/15 at 100.00	AAA	1,055,408
1,600	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 1993B,	No Opt. Call	AA+ (5)	1,828,624
	5.000%, 1/01/20 (ETM)
7,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 1999B,	1/22 at 100.00	AA+ (5)	9,359,325
	5.500%, 1/01/30 (Pre-refunded 1/01/22)
34,870	Total U.S. Guaranteed			37,692,157
	Utilities – 14.0% (9.6% of Total Investments)
2,200	Chautauqua County Industrial Development Agency, New York, Exempt Facility Revenue Bonds,	2/20 at 100.00	Baa3	2,446,510
	NRG Dunkirk Power Project, Series 2009, 5.875%, 4/01/42
185	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	207,350
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
3,100	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	AA–	3,273,290
3,100	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	AA–	3,269,198
290	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A,	9/24 at 100.00	A–	325,276
	5.000%, 9/01/44
3,380	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A,	5/21 at 100.00	A–	3,733,278
	5.000%, 5/01/38
2,300	Nassau County Industrial Development Authority, New York, Keyspan Glenwood Energy Project,	6/15 at 100.00	A–	2,308,901
	Series 2003, 5.250%, 6/01/27 (Alternative Minimum Tax)
5,325	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue	No Opt. Call	BB+	5,505,677
	Refunding Bonds, Covanta Energy Project, Series 2012A, 5.250%, 11/01/42
820	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%,	11/15 at 100.00	Aa1	854,128
	11/15/19 – FGIC Insured
3,435	Suffolk County Inustrial Development Agency, New York, Revenue Bonds, Nissequogue	1/15 at 100.00	N/R	3,435,447
	Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (Alternative Minimum Tax)
	Utility Debt Securitization Authority, New York, Restructuring Bonds, Series 2013TE:
3,800	5.000%, 12/15/33	12/23 at 100.00	AAA	4,539,480
1,060	5.000%, 12/15/34	12/23 at 100.00	AAA	1,262,534
2,335	5.000%, 12/15/41	12/23 at 100.00	AAA	2,732,324
31,330	Total Utilities			33,893,393
	Water and Sewer – 6.1% (4.2% of Total Investments)
1,995	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series	7/20 at 100.00	A–	2,222,849
	2010, 5.625%, 7/01/40
4,140	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	12/21 at 100.00	AA+	4,657,666
	Bonds, Second Generation Resolution, Fiscal 2012 Series BB, 5.000%, 6/15/44
3,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second	6/24 at 100.00	AA+	3,502,860
	General Resolution Revenue Bonds, Fiscal Series 2014DD, 5.000%, 6/15/35
3,840	New York State Environmental Facilities Corporation, Revenue Bonds, State Revolving Funds	4/20 at 100.00	AAA	4,360,781
	Master Financing, Series 2010C, 5.000%, 10/15/35
12,975	Total Water and Sewer			14,744,156
$ 340,620	Total Municipal Bonds (cost $324,251,755)			349,946,801

Shares	Description (1)	Value
	COMMON STOCKS – 1.7% (1.2% of Total Investments)

	Airlines – 1.7% (1.2% of Total Investments)
78,264	American Airlines Group Inc. (7)	$ 4,197,298
	Total Common Stocks (cost $2,431,776)	4,197,298
	Total Long-Term Investments (cost $326,683,531)	354,144,099
	Floating Rate Obligations – (10.6)%	(25,625,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (36.8)% (8)	(89,000,000)
	Other Assets Less Liabilities – 1.0%	2,441,303
	Net Assets Applicable to Common Shares – 100%	$ 241,960,402

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$349,946,801	$ —	$349,946,801
Common Stocks	4,197,298	—	—	4,197,298
Total	$4,197,298	$349,946,801	$ —	$354,144,099

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of December 31, 2014, the cost of investments was $300,726,393.

Gross unrealized appreciation and gross unrealized depreciation of investments as of December 31, 2014, were as follows:

Gross unrealized:
Appreciation	$29,315,875
Depreciation	(1,507,065)
Net unrealized appreciation (depreciation) of investments	$27,808,810

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	On April 1, 2013, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.875%
to 2.350%.
(7)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”)
filed for federal bankruptcy protection. On December AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock 120- day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the preferred shares tendered during the optional preferred conversion period.
(8)	Variable Rate Demand Preferred Shares, at Liquidation Value, as a percentage of Total Investments is 25.1%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New York Performance Plus Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         February 27, 2015

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         February 27, 2015